Provision for risks (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Guarantees	R$ 12,819	R$ 11,680
Tax [Member]
IfrsStatementLineItems [Line Items]
Guarantees	11,154	10,257
Labor [Member]
IfrsStatementLineItems [Line Items]
Guarantees	1,207	1,000
Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Guarantees	458	423
Propertyand Equipment [Member]
IfrsStatementLineItems [Line Items]
Guarantees	518	581
Propertyand Equipment [Member] | Tax [Member]
IfrsStatementLineItems [Line Items]
Guarantees	509	572
Propertyand Equipment [Member] | Labor [Member]
IfrsStatementLineItems [Line Items]
Guarantees
Propertyand Equipment [Member] | Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Guarantees	9	9
Letter Of Guarantee [Member]
IfrsStatementLineItems [Line Items]
Guarantees	12,301	11,099
Letter Of Guarantee [Member] | Tax [Member]
IfrsStatementLineItems [Line Items]
Guarantees	10,645	9,685
Letter Of Guarantee [Member] | Labor [Member]
IfrsStatementLineItems [Line Items]
Guarantees	1,207	1,000
Letter Of Guarantee [Member] | Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Guarantees	R$ 449	R$ 414